SUPPLEMENT DATED JANUARY 18, 2013 TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 27, 2012

Arden Alternative Strategies Fund

Series of Arden Investment Series Trust

Capitalized terms used in this Supplement and not defined have the same meanings as set forth in the Prospectus and Statement of Additional Information.

Effective January 2013, the membership of the Adviser’s Investment Committee has been reduced and is now comprised of four members:  Averell H. Mortimer, Henry P. Davis, Ian McDonald and Shakil Riaz.

Please retain this Supplement for future reference.